Decommissioning Provision (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2019
Decommissioning Provision
Balance at June 30, 2020	$ 123,940	$ 136,280
Beginning balance at June 30, 2019	126,780	123,940
Effect of movement in foreign exchange rates	2,840	(12,340)
Beginning balance at June 30, 2019	$ 126,780	$ 123,940